UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR/A

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Explanatory Note:

Subsequent to the Form N-CSR filing (on January 8, 2026) for The Advisors’ Inner Circle Fund III (the “Trust”), a misstatement of certain amounts related to PricewaterhouseCoopers LLP (“PwC”) fees in Item 4 (Principal Accountant Fees and Services) for the fiscal year ended October 31, 2025 was identified. This filing intends to correct the fees for services provided to the Trust by PwC. The amounts provided for the fiscal year ended October 31, 2024 were appropriately stated and have not changed. There are no other changes included in this supplemental filing.

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

Institutional Shares - PDAIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Shares of the PineBridge Dynamic Asset Allocation Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional. You can also request this information by contacting us at 877-225-4164.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PineBridge Dynamic Asset Allocation Fund, Institutional Shares	$81	0.75%

How did the Fund perform in the last year?

As of October 2025, on a rolling one-year basis, the Fund delivered a gross return of 16.86%, exceeding its return objective of CPI + 5%. The Fund seeks to achieve CPI + 5% over rolling five-year periods while dynamically managing risk to the 60% MSCI ACWI / 40% Bloomberg Global Treasury risk budget across full market cycles. Our aim is to provide investors with a diversifying return stream that offers growth-like returns with lower volatility, helping to balance risk and return in their portfolios.

At the start of the period, we maintained a constructive risk posture, supported by expectations of global economic easing, U.S. exceptionalism, and widening global growth gaps, alongside AI leadership and a pro-growth agenda. Toward the end of Q1, we reduced risk in our portfolio to a neutral level, acknowledging the heightened uncertainty around U.S. economic policy, where business-unfriendly trade and immigration measures may outweigh the delayed benefits of deregulation. With tariffs and labor market shifts threatening confidence and raising recession risk, we fine-tuned our asset allocation mix to reduce exposure to asset classes are more vulnerable in recessionary conditions in favor of those that are more resilient. With signs of financial easing, positive developments in fiscal stimulus and secular acceleration from AI investment emerging later in the period, we raised our preference for risk taking and shifted our asset class mix toward pockets of the market that stand to benefit from a cyclical reacceleration.

This period’s strongest contributors were allocations aligned with enduring secular trends, particularly companies in the AI supply chain and those positioned to benefit from increased fiscal spending in Europe. Our U.S. Quality, Productivity Basket, China Internet Basket, and Energy Evolution Basket allocations target pockets of the market that are poised to benefit from accelerated AI investment and adoption, a theme reinforced by supportive earnings as businesses prioritize AI infrastructure to drive productivity. The German Fiscal Beneficiaries basket was another standout. This basket captures companies at the heart of Germany’s spending initiatives—industrial leaders driving infrastructure modernization, defense firms benefiting from elevated security budgets, and select sectors positioned for long-term competitiveness.

Gold, a portfolio allocation since November 2023, continued to perform well amid concerns over U.S. central bank independence, a weaker dollar, and persistent geopolitical tensions. These drivers remained intact, while additional tailwinds—including a dovish Fed, signs of labor market softening, and government shutdown risks—further enhanced gold’s appeal as a defensive asset with growth-like characteristics.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

PineBridge Dynamic Asset Allocation Fund, Institutional Shares - $1,664,130
MSCI ACWI Index (USD) (NR)* † - $3,126,975
Bloomberg Global Treasury Index (USD) - $999,031
60/40 MSCI ACWI/Bloomberg Barclays Global Treasury* - $2,022,141
U.S. Consumer Price Index Less Food & Energy +5.00%‡ - $2,146,555
$4,000,000
$3,500,000
$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
Mar/16
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	PineBridge Dynamic Asset Allocation Fund, Institutional Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Bloomberg Global Treasury Index (USD)	60/40 MSCI ACWI/Bloomberg Barclays Global TreasuryFootnote Reference*	U.S. Consumer Price Index Less Food & Energy +5.00%Footnote Reference‡
Mar/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct/16	$1,051,000	$1,092,513	$1,039,138	$1,071,540	$1,047,878
Oct/17	$1,185,455	$1,346,008	$1,032,859	$1,212,545	$1,119,706
Oct/18	$1,142,825	$1,339,040	$1,015,064	$1,202,096	$1,200,735
Oct/19	$1,207,541	$1,507,645	$1,112,479	$1,343,555	$1,289,832
Oct/20	$1,249,371	$1,581,335	$1,173,393	$1,420,281	$1,376,048
Oct/21	$1,548,480	$2,170,815	$1,135,512	$1,699,606	$1,510,503
Oct/22	$1,196,173	$1,737,579	$883,119	$1,347,967	$1,685,286
Oct/23	$1,248,054	$1,920,058	$887,179	$1,435,540	$1,840,584
Oct/24	$1,434,729	$2,549,660	$957,356	$1,756,159	$1,996,760
Oct/25	$1,664,130	$3,126,975	$999,031	$2,022,141	$2,146,555

Since its inception on March 2, 2016. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-225-4164 or visit https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	CPI returns for October 2025 were not calculated and therefore unavailable due to the government shutdown. Returns reflect the use of September 2025 CPI returns as a substitute for the unavailable returns.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
PineBridge Dynamic Asset Allocation Fund, Institutional Shares	15.99%	5.90%	5.41%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	12.51%
Bloomberg Global Treasury Index (USD)	4.35%	-3.17%	-0.01%
60/40 MSCI ACWI/Bloomberg Barclays Global TreasuryFootnote Reference*	15.15%	7.32%	7.55%
U.S. Consumer Price Index Less Food & Energy +5.00%Footnote Reference‡	7.94%	9.39%	8.26%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$129,728,048	725	$320,830	133%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.6%
Futures Contracts	-0.4%
Other Countries	7.0%
South Korea	1.3%
France	1.6%
Taiwan	1.7%
United Kingdom	2.2%
China	2.6%
U.S. Treasury Obligation	3.0%
Germany	3.5%
India	4.0%
Hong Kong	4.7%
Exchange-Traded Fund	5.2%
Japan	8.3%
United States	48.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	5.6%
Invesco DB Precious Metals Fund	5.1%
Microsoft	4.0%
Apple	3.1%
U.S. Treasury Bill, 3.98%, 11/12/2025	3.0%
Alphabet, Cl A	2.3%
Amazon.com	1.8%
JPMorgan Chase	1.3%
Bank of America	1.3%
Palo Alto Networks	1.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

Ernst & Young LLC was dismissed as the Fund's auditors, effective September 10, 2025. Cohen & Company, Ltd. was approved as the Fund's new auditors on September 10, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-225-4164

  https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-225-4164 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

PineBridge Dynamic Asset Allocation Fund

The Advisors' Inner Circle Fund III/Institutional Shares - PDAIX

Annual Shareholder Report: October 31, 2025

PDAIX-AR-2025

The Advisors' Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

Investor Servicing Shares - PDAVX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Servicing Shares of the PineBridge Dynamic Asset Allocation Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional. You can also request this information by contacting us at 877-225-4164.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares	$97	0.90%

How did the Fund perform in the last year?

As of October 2025, on a rolling one-year basis, the Fund delivered a gross return of 16.86%, exceeding its return objective of CPI + 5%. The Fund seeks to achieve CPI + 5% over rolling five-year periods while dynamically managing risk to the 60% MSCI ACWI / 40% Bloomberg Global Treasury risk budget across full market cycles. Our aim is to provide investors with a diversifying return stream that offers growth-like returns with lower volatility, helping to balance risk and return in their portfolios.

At the start of the period, we maintained a constructive risk posture, supported by expectations of global economic easing, U.S. exceptionalism, and widening global growth gaps, alongside AI leadership and a pro-growth agenda. Toward the end of Q1, we reduced risk in our portfolio to a neutral level, acknowledging the heightened uncertainty around U.S. economic policy, where business-unfriendly trade and immigration measures may outweigh the delayed benefits of deregulation. With tariffs and labor market shifts threatening confidence and raising recession risk, we fine-tuned our asset allocation mix to reduce exposure to asset classes are more vulnerable in recessionary conditions in favor of those that are more resilient. With signs of financial easing, positive developments in fiscal stimulus and secular acceleration from AI investment emerging later in the period, we raised our preference for risk taking and shifted our asset class mix toward pockets of the market that stand to benefit from a cyclical reacceleration.

This period’s strongest contributors were allocations aligned with enduring secular trends, particularly companies in the AI supply chain and those positioned to benefit from increased fiscal spending in Europe. Our U.S. Quality, Productivity Basket, China Internet Basket, and Energy Evolution Basket allocations target pockets of the market that are poised to benefit from accelerated AI investment and adoption, a theme reinforced by supportive earnings as businesses prioritize AI infrastructure to drive productivity. The German Fiscal Beneficiaries basket was another standout. This basket captures companies at the heart of Germany’s spending initiatives—industrial leaders driving infrastructure modernization, defense firms benefiting from elevated security budgets, and select sectors positioned for long-term competitiveness.

Gold, a portfolio allocation since November 2023, continued to perform well amid concerns over U.S. central bank independence, a weaker dollar, and persistent geopolitical tensions. These drivers remained intact, while additional tailwinds—including a dovish Fed, signs of labor market softening, and government shutdown risks—further enhanced gold’s appeal as a defensive asset with growth-like characteristics.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

- PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares - $164,841
- MSCI ACWI Index (USD) (NR)* † - $312,698
- Bloomberg Global Treasury Index (USD) - $99,903
- 60/40 MSCI ACWI/Bloomberg Barclays Global Treasury* - $202,214
- U.S. Consumer Price Index Less Food & Energy +5.00%‡ - $214,655

$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/16
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Bloomberg Global Treasury Index (USD)	60/40 MSCI ACWI/Bloomberg Barclays Global TreasuryFootnote Reference*	U.S. Consumer Price Index Less Food & Energy +5.00%Footnote Reference‡
Mar/16	$100,000	$100,000	$100,000	$100,000	$100,000
Oct/16	$105,300	$109,251	$103,914	$107,154	$104,788
Oct/17	$118,645	$134,601	$103,286	$121,255	$111,971
Oct/18	$114,120	$133,904	$101,506	$120,210	$120,073
Oct/19	$120,487	$150,764	$111,248	$134,356	$128,983
Oct/20	$124,513	$158,133	$117,339	$142,028	$137,605
Oct/21	$154,215	$217,082	$113,551	$169,961	$151,050
Oct/22	$119,011	$173,758	$88,312	$134,797	$168,529
Oct/23	$123,925	$192,006	$88,718	$143,554	$184,058
Oct/24	$142,343	$254,966	$95,736	$175,616	$199,676
Oct/25	$164,841	$312,698	$99,903	$202,214	$214,655

Since its inception on March 2, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-225-4164 or visit https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	CPI returns for October 2025 were not calculated and therefore unavailable due to the government shutdown. Returns reflect the use of September 2025 CPI returns as a substitute for the unavailable returns.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares	15.81%	5.77%	5.30%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	12.51%
Bloomberg Global Treasury Index (USD)	4.35%	-3.17%	-0.01%
60/40 MSCI ACWI/Bloomberg Barclays Global TreasuryFootnote Reference*	15.15%	7.32%	7.55%
U.S. Consumer Price Index Less Food & Energy +5.00%Footnote Reference‡	7.94%	9.39%	8.26%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$129,728,048	725	$320,830	133%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.6%
Futures Contracts	-0.4%
Other Countries	7.0%
South Korea	1.3%
France	1.6%
Taiwan	1.7%
United Kingdom	2.2%
China	2.6%
U.S. Treasury Obligation	3.0%
Germany	3.5%
India	4.0%
Hong Kong	4.7%
Exchange-Traded Fund	5.2%
Japan	8.3%
United States	48.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	5.6%
Invesco DB Precious Metals Fund	5.1%
Microsoft	4.0%
Apple	3.1%
U.S. Treasury Bill, 3.98%, 11/12/2025	3.0%
Alphabet, Cl A	2.3%
Amazon.com	1.8%
JPMorgan Chase	1.3%
Bank of America	1.3%
Palo Alto Networks	1.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

Ernst & Young LLC was dismissed as the Fund's auditors, effective September 10, 2025. Cohen & Company, Ltd. was approved as the Fund's new auditors on September 10, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-225-4164

  https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-225-4164 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

PineBridge Dynamic Asset Allocation Fund

The Advisors' Inner Circle Fund III/Investor Servicing Shares - PDAVX

Annual Shareholder Report: October 31, 2025

PDAVX-AR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel are “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$785,015	None	None	$734,463	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$250,000(2)	None	None	$559,700(4)
(d)	All Other Fees	None	None	$200,000(3)	None	None	$10,530(5)

Fees billed by Cohen & Company, Ltd. (“Cohen & Co”) relate to the Trust.

Cohen & Co billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$52,000	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to service affiliates of the funds.

(3)	Non-audit assurance engagements for service affiliates of the funds.

(4)	Tax return preparation fees for affiliates of the Funds.

(5)	Non-audit fees consist of SSAE No. 18 report over investment management activities and non-statutory audit reports of Legal & General Investment Management America, Inc.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE October 31, 2025	FYE October 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen & Co):

	FYE October 31, 2025	FYE October 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $450,000 and $570,230 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by Cohen & Co for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

ANNUAL FINANCIALS AND OTHER INFORMATION
OCTOBER 31, 2025

Investment Adviser:

PineBridge Investments LLC

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	33
Statement of Operations	34
Statements of Changes in Net Assets	35
Financial Highlights	36
Notes to Financial Statements	38
Report of Independent Registered Public Accounting Firm	64
Notice to Shareholders (Unaudited)	66
Other Information (Form N-CSR Items 8-11) (Unaudited)	67

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 79.8%

	Shares	Value
Australia — 0.1%
Energy — 0.1%
Boss Energy *	14,990	$19,454
Paladin Energy *	8,437	52,927
		72,381
Information Technology — 0.0%
WiseTech Global	369	16,643
Xero *	165	15,610
		32,253
Total Australia		104,634
Belgium — 0.1%
Health Care — 0.1%
UCB	506	130,113

Brazil — 0.2%
Communication Services — 0.2%
TIM	61,375	276,761
Consumer Discretionary — 0.0%
Lojas Renner	12,985	35,721
Total Brazil		312,482
Canada — 0.4%
Energy — 0.2%
Cameco	598	61,115
Denison Mines *	24,312	77,484
Energy Fuels *	7,912	162,465
NexGen Energy *	6,448	63,029
		364,093
Information Technology — 0.2%
Shopify, Cl A *	1,145	199,070
Total Canada		563,163
China — 2.1%
Consumer Discretionary — 1.0%
Alibaba Group Holding	56,593	1,204,228
BYD, Cl A	300	4,254
Gree Electric Appliances of Zhuhai, Cl A	4,400	24,603
SAIC Motor, Cl A	4,200	9,827
Sailun Group, Cl A	5,300	11,433
Weifu High-Technology Group, Cl A	8,100	24,441
		1,278,786

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
China — continued
Consumer Staples — 0.1%
Fujian Sunner Development, Cl A	10,500	$25,010
Guangdong Haid Group, Cl A	4,200	34,476
Inner Mongolia Yili Industrial Group, Cl A	5,700	21,975
Kweichow Moutai, Cl A	100	20,115
Wellhope Foods, Cl A	10,100	10,891
Yifeng Pharmacy Chain, Cl A	14,100	48,413
		160,880
Financials — 0.1%
Agricultural Bank of China, Cl A	44,800	50,166
China Minsheng Banking, Cl A	30,200	16,599
Industrial & Commercial Bank of China, Cl A	26,200	28,670
Industrial Bank, Cl A	12,700	36,135
Ping An Insurance Group of China, Cl A	1,700	13,825
		145,395
Health Care — 0.0%
Guangxi LiuYao Group, Cl A	4,000	10,485
Huadong Medicine, Cl A	5,100	29,783
Jiangsu Hengrui Pharmaceuticals, Cl A	2,800	25,225
WuXi AppTec, Cl A	500	6,984
		72,477
Industrials — 0.7%
Beijing Career International, Cl A	5,000	20,689
China State Construction Engineering, Cl A	39,800	30,381
Contemporary Amperex Technology, Cl A	1,100	60,143
Guangxi Liugong Machinery, Cl A	9,800	16,038
Han's Laser Technology Industry Group, Cl A	17,100	99,014
Nantong Jianghai Capacitor, Cl A	4,200	16,859
Ningbo Orient Wires & Cables, Cl A	1,300	11,454
Sieyuan Electric, Cl A	2,200	40,614
Sungrow Power Supply, Cl A	13,963	372,540
Sunwoda Electronic, Cl A	4,800	24,196
Suzhou Gold Mantis Construction Decoration, Cl A	18,000	8,602
YTO Express Group, Cl A	12,200	29,335
Yutong Bus, Cl A	10,900	49,528
Zhejiang Sanhua Intelligent Controls, Cl A	4,200	29,493
		808,886
Information Technology — 0.2%
Huaqin Technology, Cl A	1,200	17,129

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
China — continued
Information Technology — continued
LONGi Green Energy Technology, Cl A *	6,700	$19,876
Luxshare Precision Industry, Cl A	5,300	46,955
NAURA Technology Group, Cl A	200	11,443
Zhejiang Dahua Technology, Cl A	6,400	18,405
Zhongji Innolight, Cl A	1,200	79,244
		193,052
Materials — 0.0%
Anhui Conch Cement, Cl A	5,800	18,910
Baoshan Iron & Steel, Cl A	23,500	24,357
Wanhua Chemical Group, Cl A	1,600	14,083
		57,350
Real Estate — 0.0%
China Vanke, Cl A *	9,500	8,376
Utilities — 0.0%
SDIC Power Holdings, Cl A	2,000	4,035
Total China		2,729,237
Denmark — 0.1%
Industrials — 0.1%
DSV	179	38,200
Vestas Wind Systems	2,209	45,179
		83,379
Total Denmark		83,379
Finland — 0.1%
Financials — 0.1%
Nordea Bank Abp	6,085	104,094
Industrials — 0.0%
Kone, Cl B	306	20,445
Utilities — 0.0%
Fortum	2,385	53,185
Total Finland		177,724
France — 1.6%
Financials — 0.3%
AXA	3,581	155,373
BNP Paribas	1,962	151,972
Societe Generale	1,254	79,529
		386,874

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
France — continued
Industrials — 1.2%
Airbus	1,186	$292,432
Alstom *	1,062	26,558
Cie de Saint-Gobain	1,931	187,426
Dassault Aviation	57	18,368
Eiffage	192	23,625
Legrand	860	148,511
Nexans	324	45,620
Rexel	595	20,631
Safran	737	261,869
Schneider Electric	723	206,003
Thales	312	88,967
Vinci	1,057	141,337
		1,461,347
Information Technology — 0.0%
Capgemini	130	20,000
STMicroelectronics	336	8,251
		28,251
Materials — 0.1%
Air Liquide	726	140,509
Total France		2,016,981
Germany — 3.5%
Communication Services — 0.2%
CTS Eventim & KGaA	411	36,822
Deutsche Telekom	3,650	113,059
Freenet	1,686	52,431
Scout24	624	72,163
United Internet	815	25,160
		299,635
Consumer Discretionary — 0.1%
Zalando *	2,051	57,474
Consumer Staples — 0.0%
Redcare Pharmacy *	299	24,545
Financials — 1.2%
Allianz	1,041	418,315
Commerzbank	6,767	246,743
Deutsche Bank	8,978	321,413
Deutsche Boerse	413	104,588
DWS Group GmbH & KGaA	297	19,014

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Germany — continued
Financials — continued
flatexDEGIRO	1,570	$59,553
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	443	274,080
		1,443,706
Health Care — 0.0%
Carl Zeiss Meditec	603	30,585
Industrials — 1.1%
Brenntag	802	44,542
Daimler Truck Holding	1,163	46,616
Deutsche Lufthansa	11,821	103,633
Deutsche Post	3,114	143,076
Fraport Frankfurt Airport Services Worldwide *	850	72,857
GEA Group	310	22,174
Hensoldt	664	70,781
MTU Aero Engines	160	69,924
Nordex *	961	28,379
Rational	29	21,274
RENK Group	417	31,749
Rheinmetall	198	389,224
Siemens	811	229,834
Siemens Energy *	853	106,271
TKMS AG& CO *	416	39,218
		1,419,552
Information Technology — 0.3%
Bechtle	1,044	44,129
Infineon Technologies	640	25,403
SAP	1,433	372,682
		442,214
Materials — 0.2%
BASF	554	27,335
Heidelberg Materials	225	52,786
thyssenkrupp	8,324	87,230
		167,351
Real Estate — 0.2%
Aroundtown *	8,052	28,773
LEG Immobilien	1,437	109,519
TAG Immobilien	2,679	44,474
Vonovia	4,444	133,567
		316,333

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Germany — continued
Utilities — 0.2%
E.ON	8,574	$159,530
RWE	3,572	175,851
		335,381
Total Germany		4,536,776
Greece — 0.2%
Consumer Discretionary — 0.1%
JUMBO	2,336	74,154
Financials — 0.1%
Piraeus Financial Holdings	25,408	198,441
Total Greece		272,595
Hong Kong — 4.3%
Communication Services — 2.2%
Baidu, Cl A *	21,550	326,186
Bilibili, Cl Z *	3,000	90,609
China Literature *	8,000	43,098
Cloud Music *	1,650	51,234
Kingsoft	9,600	41,848
Kuaishou Technology, Cl B	29,600	274,816
NetEase	22,500	631,367
Tencent Holdings	16,435	1,334,978
Weibo, Cl A	1,840	20,119
		2,814,255
Consumer Discretionary — 1.2%
Geely Automobile Holdings	50,497	119,794
JD.com, Cl A	20,700	341,757
Meituan, Cl B *	43,000	565,998
Tongcheng Travel Holdings	17,600	48,432
Trip.com Group	6,161	433,558
		1,509,539
Consumer Staples — 0.3%
Alibaba Health Information Technology *	122,000	90,998
JD Health International *	23,350	182,269
		273,267
Financials — 0.3%
China Construction Bank, Cl H	266,532	263,878
China Everbright Bank, Cl H	69,000	28,307
Guotai Junan Securities, Cl H	5,000	9,581
Ping An Insurance Group of China, Cl H	15,363	110,987

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Hong Kong — continued
Financials — continued
ZhongAn Online P&C Insurance, Cl H *	12,400	$26,699
		439,452
Industrials — 0.0%
China Railway Group, Cl H	21,000	10,653
Information Technology — 0.2%
China Railway Signal & Communication, Cl H	53,000	23,255
Lenovo Group	118,980	173,574
Xiaomi, Cl B *	27,444	152,257
		349,086
Real Estate — 0.1%
KE Holdings, Cl A	26,700	151,434
Total Hong Kong		5,547,686
Hungary — 0.3%
Financials — 0.2%
OTP Bank Nyrt	2,337	223,079
Health Care — 0.1%
Richter Gedeon Nyrt	4,293	132,242
Total Hungary		355,321
India — 2.6%
Consumer Discretionary — 0.2%
Indian Hotels, Cl A	20,228	168,904
Mahindra & Mahindra	3,015	118,393
		287,297
Consumer Staples — 0.2%
Chaman Lal Setia Exports	2,800	8,669
Dodla Dairy	2,270	33,018
Emami	13,100	78,803
Hindustan Unilever	2,500	69,431
Honasa Consumer *	6,582	21,052
		210,973
Energy — 0.2%
Reliance Industries	8,133	136,088
Waaree Energies	2,400	92,576
		228,664
Financials — 1.5%
Bajaj Finance	6,900	81,038
Bank of Baroda	100,332	314,426

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
India — continued
Financials — continued
Bank of India	76,700	$120,806
General Insurance Corp of India	7,000	29,454
HDFC Bank	37,227	413,921
ICICI Bank ADR	3,500	106,050
ICICI Bank	15,078	228,471
Indian Bank	22,900	221,316
Indian Energy Exchange	8,000	12,521
Punjab National Bank	46,400	64,191
Union Bank of India	68,500	114,691
		1,706,885
Health Care — 0.0%
Caplin Point Laboratories	1,700	38,889
Gland Pharma	2,450	53,224
Granules India	1,800	11,475
Orchid Pharma *	550	4,502
Sun Pharmaceutical Industries	1,650	31,454
Zydus Lifesciences	4,000	43,943
		183,487
Industrials — 0.3%
AIA Engineering	1,016	37,175
Bharat Electronics	12,300	58,981
CMS Info Systems	13,900	58,106
eClerx Services	400	21,284
Elecon Engineering	5,200	32,877
InterGlobe Aviation	200	12,672
KSB	2,800	24,935
Polycab India	1,100	95,412
Shakti Pumps India	5,000	46,066
Transformers & Rectifiers India	6,500	32,579
Transport Corp of India	484	6,532
Updater Services *	5,223	13,904
		440,523
Information Technology — 0.1%
PG Electroplast	6,800	43,703
Tata Consultancy Services	1,900	65,392
		109,095
Materials — 0.1%
Dhanuka Agritech	2,000	30,919
GHCL	2,000	14,400

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
India — continued
Materials — continued
National Aluminium	45,400	$119,540
Shree Cement	150	47,799
		212,658
Utilities — 0.0%
NHPC	31,500	30,072
Total India		3,409,654
Indonesia — 0.1%
Financials — 0.1%
Bank Central Asia	187,053	95,770
Ireland — 0.2%
Consumer Staples — 0.2%
Kerry Group, Cl A	2,227	203,152
Italy — 0.4%
Financials — 0.2%
Intesa Sanpaolo	28,324	182,557
UniCredit	2,428	179,785
		362,342
Industrials — 0.2%
Iveco Group	1,328	28,224
Leonardo	1,401	82,427
Prysmian	841	87,685
		198,336
Total Italy		560,678
Japan — 6.9%
Communication Services — 0.4%
Nippon Telegraph & Telephone	317,500	326,788
SKY Perfect JSAT Holdings	12,100	119,064
		445,852
Consumer Discretionary — 1.1%
GS Yuasa	7,300	203,849
Pan Pacific International Holdings	25,000	148,715
Saizeriya	1,700	55,587
Sony Group	16,200	451,163
Suzuki Motor	12,200	182,132
Toyota Motor	19,400	395,510
Treasure Factory	4,400	47,694

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Japan — continued
Consumer Discretionary — continued
Yonex	1,800	$46,297
		1,530,947
Consumer Staples — 0.6%
Ajinomoto	7,400	209,881
Fuji Oil Holdings	5,400	111,694
Kobe Bussan	4,000	92,817
Morinaga Milk Industry	4,900	105,772
Rohto Pharmaceutical	3,800	58,938
Toyo Suisan Kaisha	1,900	137,721
		716,823
Financials — 0.8%
Concordia Financial Group	22,100	160,540
Dai-ichi Life Holdings	20,600	144,591
M&A Capital Partners	3,100	59,194
Mitsubishi UFJ Financial Group	24,200	365,548
Sumitomo Mitsui Financial Group	9,400	254,494
		984,367
Health Care — 0.4%
Chugai Pharmaceutical	7,416	339,414
Hoya	200	32,486
JCR Pharmaceuticals	7,200	27,911
JMDC	3,100	98,245
Sawai Group Holdings	4,900	58,517
		556,573
Industrials — 1.6%
Fuji Electric	2,200	157,127
Fujikura	700	95,322
Hitachi	22,076	754,094
Insource	8,900	50,317
ITOCHU	6,600	382,294
Kanematsu	3,300	66,811
MINEBEA MITSUMI	6,900	136,370
Mitsubishi Heavy Industries	1,700	51,322
Raito Kogyo	2,600	54,412
Takasago Thermal Engineering	7,900	234,426
Tokyu	9,100	101,265
		2,083,760
Information Technology — 1.3%
Advantest	1,500	224,619

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Japan — continued
Information Technology — continued
FUJIFILM Holdings	7,100	$164,555
Fujitsu	1,000	26,061
Keyence	1,152	427,547
Meiko Electronics	2,500	164,421
Micronics Japan	3,200	188,743
NEC	8,500	308,720
Nomura Research Institute	3,500	135,146
Obic	500	15,511
Oracle Japan	200	18,438
Tokyo Electron	200	44,094
Trend Micro	1,700	86,755
		1,804,610
Materials — 0.5%
Mitsubishi Gas Chemical	7,600	140,609
Oji Holdings	21,000	105,953
Osaka Soda	10,500	112,031
Shin-Etsu Chemical	6,700	201,395
		559,988
Real Estate — 0.2%
Mitsui Fudosan	19,900	207,207
Total Japan		8,890,127
Mexico — 0.2%
Consumer Staples — 0.1%
Arca Continental	9,172	88,755
Financials — 0.1%
Gentera	58,357	138,429
Total Mexico		227,184
Netherlands — 0.6%
Financials — 0.2%
Adyen *	48	82,247
ING Groep	5,871	146,596
		228,843
Health Care — 0.1%
Argenx ADR *	169	138,327
Industrials — 0.0%
Wolters Kluwer	210	25,743
Information Technology — 0.3%
ASM International	291	188,813

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Netherlands — continued
Information Technology — continued
ASML Holding	137	$144,851
BE Semiconductor Industries	39	6,649
		340,313
Total Netherlands		733,226
Norway — 0.0%
Industrials — 0.0%
Kongsberg Gruppen	2,517	64,167

Portugal — 0.1%
Energy — 0.1%
Galp Energia SGPS	6,395	128,482

South Africa — 0.2%
Financials — 0.2%
FirstRand	54,981	260,934

South Korea — 1.3%
Financials — 0.1%
Woori Financial Group	9,216	164,060

Industrials — 0.2%
Doosan Enerbility *	959	59,353
HD Hyundai Electric	165	100,245
KEPCO Engineering & Construction	603	43,017
		202,615
Information Technology — 1.0%
Samsung Electronics	7,482	563,217
SK Hynix	1,797	699,201
		1,262,418
Total South Korea		1,629,093
Spain — 0.4%
Financials — 0.3%
Banco Bilbao Vizcaya Argentaria	10,030	202,064
Banco Santander	27,911	284,417
		486,481
Industrials — 0.0%
Aena SME	652	17,709
Ferrovial	421	25,834
		43,543

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Spain — continued
Utilities — 0.1%
Endesa	1,383	$49,581
Total Spain		579,605
Sweden — 0.4%
Financials — 0.1%
Investor, Cl B	3,460	113,927
Industrials — 0.3%
Assa Abloy, Cl B	901	33,954
Atlas Copco, Cl A	3,788	63,472
Atlas Copco, Cl B	1,392	20,823
Saab, Cl B	1,646	90,573
Sandvik	1,868	56,487
SKF, Cl B	987	25,299
Trelleborg, Cl B	415	17,319
Volvo, Cl B	1,453	39,805
		347,732
Total Sweden		461,659
Switzerland — 0.8%
Financials — 0.4%
Swiss Re	592	108,100
UBS Group	5,763	220,523
Zurich Insurance Group	298	207,250
		535,873
Health Care — 0.1%
Lonza Group	163	112,557

Industrials — 0.3%
ABB	4,793	356,348
Geberit	61	44,592
VAT Group	9	3,933
		404,873
Materials — 0.0%
Amrize *	217	11,229
Holcim	217	19,292
		30,521
Total Switzerland		1,083,824
Taiwan — 1.7%
Information Technology — 1.7%
Accton Technology	1,000	34,777
Asustek Computer	2,588	58,467

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Taiwan — continued
Information Technology — continued
Hon Hai Precision Industry	31,152	$259,103
Largan Precision	1,454	104,360
MediaTek	3,679	156,024
Taiwan Semiconductor Manufacturing ADR	905	271,889
Taiwan Semiconductor Manufacturing	24,897	1,204,011
Wiwynn	1,000	141,020
		2,229,651
Total Taiwan		2,229,651
United Kingdom — 2.2%
Consumer Discretionary — 0.1%
Coats Group	30,362	32,629
Compass Group	3,391	112,241
		144,870
Energy — 0.0%
Yellow Cake *	6,148	47,629

Financials — 0.9%
3i Group	1,989	115,104
Barclays	27,279	146,314
HSBC Holdings	34,854	487,936
Lloyds Banking Group	121,401	142,341
London Stock Exchange Group	1,126	140,329
NatWest Group	16,213	124,816
		1,156,840
Health Care — 0.1%
Hikma Pharmaceuticals	3,505	84,784

Industrials — 1.0%
Ashtead Group	397	26,518
BAE Systems	8,892	219,041
Experian	805	37,549
Melrose Industries	3,998	32,936
RELX ADR	1,688	74,677
RELX	1,635	72,261
Rolls-Royce Holdings	18,754	288,601
Spirax Group	1,403	130,862
Weir Group	12,029	468,263
		1,350,708
Information Technology — 0.1%
ARM Holdings ADR *	451	76,589

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
United Kingdom — continued
Information Technology — continued
Sage Group	925	$13,982
		90,571
Total United Kingdom		2,875,402
United States — 48.7%
Communication Services — 3.7%
Alphabet, Cl A	10,670	3,000,297
AT&T	828	20,493
Comcast, Cl A	5,182	144,241
Electronic Arts	142	28,408
Fox, Cl A	1,196	77,321
Match Group	262	8,473
Meta Platforms, Cl A	2,217	1,437,392
Omnicom Group	703	52,739
Pinterest, Cl A *	997	33,001
Spotify Technology *	34	22,281
Verizon Communications	540	21,460
		4,846,106
Consumer Discretionary — 3.5%
Airbnb, Cl A *	499	63,143
Amazon.com *	9,463	2,311,054
Aramark	3,341	126,557
Booking Holdings	9	45,700
Darden Restaurants	39	7,026
Deckers Outdoor *	370	30,155
DoorDash, Cl A *	164	41,717
DR Horton	361	53,818
eBay	293	23,824
Etsy *	127	7,874
Expedia Group	532	117,040
Grand Canyon Education *	56	10,545
H&R Block	144	7,163
Hilton Worldwide Holdings	84	21,585
Home Depot	313	118,812
Las Vegas Sands	1,437	85,286
Lowe's	898	213,841
Lululemon Athletica *	101	17,224
Marriott International, Cl A	86	22,410
McDonald's	235	70,131
NIKE, Cl B	504	32,553

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
United States — continued
Consumer Discretionary — continued
NVR *	10	$72,108
O'Reilly Automotive *	255	24,082
Pool	26	6,944
PulteGroup	581	69,644
Ralph Lauren, Cl A	27	8,631
Ross Stores	170	27,016
Starbucks	406	32,833
Tapestry	374	41,073
Tesla *	1,497	683,470
TJX	305	42,743
Williams-Sonoma	47	9,134
Yum! Brands	155	21,422
		4,466,558
Consumer Staples — 0.4%
Altria Group	379	21,368
Church & Dwight	68	5,963
Clorox	64	7,197
Colgate-Palmolive	257	19,802
Costco Wholesale	138	125,780
Ingredion	50	5,771
Kimberly-Clark	186	22,266
Monster Beverage *	391	26,131
Philip Morris International	228	32,907
Procter & Gamble	631	94,883
Walmart	1,652	167,149
		529,217
Energy — 0.3%
Centrus Energy, Cl A *	262	96,275
Chevron	364	57,410
ConocoPhillips	249	22,126
Coterra Energy	325	7,689
EOG Resources	200	21,168
Exxon Mobil	1,202	137,461
Uranium Energy *	6,735	101,901
		444,030
Financials — 7.4%
Aflac	224	24,011
Allstate	46	8,810
Ameriprise Financial	44	19,922

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
United States — continued
Financials — continued
Aon, Cl A	68	$23,166
Apollo Global Management	1,241	154,269
Arch Capital Group	87	7,509
Ares Management, Cl A	686	102,015
Arthur J Gallagher	71	17,714
Bank of America	30,456	1,627,873
Berkshire Hathaway, Cl B *	301	143,740
BlackRock Funding	49	53,058
Blackstone	2,610	382,730
Blue Owl Capital, Cl A	3,300	52,041
Brookfield	5,265	242,453
Brown & Brown	214	17,064
Carlyle Group	767	40,896
Cboe Global Markets	37	9,089
Chubb	139	38,495
Citigroup	6,203	627,930
CME Group, Cl A	648	172,037
Commerce Bancshares	104	5,474
FactSet Research Systems	16	4,269
Fidelity National Information Services	3,003	187,748
FS KKR Capital	594	8,963
Goldman Sachs Group	1,057	834,364
Hartford Financial Services Group	62	7,699
Intercontinental Exchange	127	18,579
JPMorgan Chase	5,609	1,745,072
KKR	1,901	224,945
Main Street Capital	189	10,758
Marsh & McLennan	183	32,601
Mastercard, Cl A	233	128,614
Moody's	80	38,424
Morgan Stanley	5,325	873,300
NU Holdings, Cl A *	8,334	134,261
Progressive	96	19,776
S&P Global	76	37,028
State Street	2,467	285,333
TPG, Cl A	802	44,142
Travelers	89	23,907
Visa, Cl A	453	154,355
W R Berkley	112	7,990

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
United States — continued
Financials — continued
Wells Fargo	10,729	$933,101
		9,525,525
Health Care — 1.5%
Abbott Laboratories	566	69,969
AbbVie	533	116,215
Agilent Technologies	68	9,953
Alcon	2,308	170,538
Align Technology *	116	15,994
Amgen	229	68,340
Bristol-Myers Squibb	474	21,837
Cardinal Health	708	135,065
Centene *	799	28,261
Cigna Group	274	66,968
DaVita *	49	5,832
Elevance Health	140	44,408
Gilead Sciences	491	58,817
Hologic *	115	8,500
Humana	169	47,014
IDEXX Laboratories *	154	96,945
Incyte *	569	53,190
Johnson & Johnson	688	129,943
Medpace Holdings *	15	8,774
Merck	1,981	170,326
Mettler-Toledo International *	7	9,914
Molina Healthcare *	122	18,673
Penumbra *	32	7,276
Regeneron Pharmaceuticals	15	9,777
ResMed	88	21,725
Royalty Pharma, Cl A	2,446	91,823
Tenet Healthcare *	141	29,115
Thermo Fisher Scientific	407	230,928
United Therapeutics *	181	80,623
UnitedHealth Group	289	98,711
Veeva Systems, Cl A *	151	43,971
Zoetis, Cl A	158	22,766
		1,992,191
Industrials — 4.9%
Acuity Brands	25	9,126
AerCap Holdings	171	22,271

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
United States — continued
Industrials — continued
Allison Transmission Holdings	89	$7,347
AMETEK	593	119,851
Automatic Data Processing	639	166,332
Booz Allen Hamilton Holding, Cl A	59	5,143
Broadridge Financial Solutions	142	31,297
BWX Technologies	315	67,287
Carlisle	52	16,903
Carrier Global	1,752	104,227
Caterpillar	474	273,621
CH Robinson Worldwide	1,358	209,118
Cintas	105	19,243
Clean Harbors *	32	6,736
Copart *	499	21,462
CSX	3,381	121,784
Cummins	291	127,365
Delta Air Lines	957	54,913
Eaton	950	362,482
EMCOR Group	159	107,449
Emerson Electric	971	135,523
Expeditors International of Washington	68	8,289
Fastenal	2,365	97,320
GE Vernova	222	129,901
Graco	94	7,686
Honeywell International	1,882	378,903
Hubbell, Cl B	379	178,130
Illinois Tool Works	92	22,441
Ingersoll Rand	1,295	98,847
Jacobs Solutions	643	100,186
Lincoln Electric Holdings	40	9,378
Lockheed Martin	56	27,545
MasTec *	610	124,538
NANO Nuclear Energy *	1,360	64,654
Norfolk Southern	426	120,720
NuScale Power *	1,224	54,921
nVent Electric	857	97,998
Old Dominion Freight Line	669	93,941
PACCAR	1,156	113,750
Parker-Hannifin	188	145,292
Paychex	992	116,094
Paycom Software	35	6,548

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
United States — continued
Industrials — continued
Quanta Services	588	$264,088
Republic Services, Cl A	92	19,158
Rockwell Automation	720	265,219
Rollins	161	9,275
RTX	1,332	237,762
SPX Technologies *	482	107,915
Trane Technologies	330	148,055
Union Pacific	2,289	504,427
United Airlines Holdings *	417	39,215
United Rentals	130	113,253
Verisk Analytics, Cl A	76	16,626
Vertiv Holdings, Cl A	695	134,038
Waste Management	707	141,237
Watsco	14	5,152
WESCO International	327	84,866
Westinghouse Air Brake Technologies	778	159,054
WW Grainger	135	132,165
		6,368,067
Information Technology — 24.0%
Accenture, Cl A	790	197,579
Adobe *	432	147,014
Advanced Micro Devices *	1,138	291,465
Akamai Technologies *	2,151	161,540
Amdocs	90	7,583
Amphenol, Cl A	2,510	349,743
Analog Devices	361	84,521
Apple	14,705	3,975,791
Applied Materials	573	133,566
AppLovin, Cl A *	167	106,434
APTIV *	535	43,388
Arista Networks *	1,056	166,521
Atlassian, Cl A *	352	59,636
Autodesk *	173	52,132
Bentley Systems, Cl B	118	5,998
Broadcom	2,890	1,068,231
Cadence Design Systems *	319	108,042
CCC Intelligent Solutions Holdings *	15,073	131,437
Check Point Software Technologies *	1,166	228,163
Cirrus Logic *	75	9,949
Cisco Systems	1,255	91,753

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
Cloudflare, Cl A *	3,681	$932,397
Cognex	2,052	84,932
Cognizant Technology Solutions, Cl A	698	50,870
CoreWeave, Cl A *	149	19,923
Credo Technology Group Holding *	53	9,944
Crowdstrike Holdings, Cl A *	2,664	1,446,579
CyberArk Software *	520	270,806
Datadog, Cl A *	4,021	654,659
DocuSign, Cl A *	787	57,561
Dropbox, Cl A *	289	8,381
Dynatrace *	3,727	188,474
F5 *	30	7,591
Fabrinet *	11	4,846
Fortinet *	8,611	744,249
Gartner *	56	13,907
Gen Digital	8,108	213,727
GLOBALFOUNDRIES *	234	8,330
GoDaddy, Cl A *	155	20,635
Guidewire Software *	65	15,187
HubSpot *	73	35,910
International Business Machines	434	133,416
Intuit	354	236,313
Jabil	314	69,359
Keysight Technologies *	666	121,851
KLA	92	111,204
Lam Research	830	130,692
Manhattan Associates *	93	16,933
Marvell Technology	824	77,242
Microchip Technology	235	14,669
Micron Technology	392	87,718
Microsoft	10,139	5,250,076
MongoDB, Cl A *	37	13,313
Monolithic Power Systems	33	33,165
Motorola Solutions	508	206,609
NetApp	499	58,772
Nutanix, Cl A *	339	24,150
NVIDIA	35,654	7,219,578
Okta, Cl A *	2,035	186,264
ON Semiconductor *	1,018	50,981
Oracle	1,009	264,974

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
Palantir Technologies, Cl A *	1,530	$306,719
Palo Alto Networks *	7,212	1,588,371
Pegasystems	158	10,057
PTC *	116	23,031
Pure Storage, Cl A *	344	33,953
QUALCOMM	1,446	261,581
RingCentral, Cl A *	287	8,644
Roper Technologies	339	151,245
Rubrik, Cl A *	186	14,000
SailPoint *	5,870	127,262
Salesforce	917	238,796
Samsara, Cl A *	201	8,074
Seagate Technology Holdings	140	35,823
SentinelOne, Cl A *	3,677	65,634
ServiceNow *	323	296,927
Skyworks Solutions	111	8,627
Snowflake, Cl A *	305	83,838
SOLSTICE ADV MATERIALS *	471	21,205
Synopsys *	702	318,582
TE Connectivity	651	160,804
Teradata *	307	6,401
Texas Instruments	430	69,428
Twilio, Cl A *	201	27,111
Tyler Technologies *	16	7,620
VeriSign	30	7,194
Western Digital	214	32,145
Workday, Cl A *	204	48,944
Zoom Video Communications, Cl A *	1,161	101,274
Zscaler *	1,770	586,118
		31,166,081
Materials — 0.8%
Amcor	4,027	31,813
CF Industries Holdings	75	6,247
Commercial Metals	1,542	91,533
CRH	1,135	135,179
Freeport-McMoRan	2,908	121,264
Linde	591	247,215
Martin Marietta Materials	174	106,679
Nucor	716	107,436
Southern Copper	81	11,307

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
United States — continued
Materials — continued
Steel Dynamics	753	$118,070
Vulcan Materials	367	106,247
		1,082,990
Real Estate — 1.8%
American Tower ‡	2,254	403,421
Crown Castle ‡	2,046	184,590
Digital Realty Trust ‡	1,464	249,480
EastGroup Properties ‡	539	94,072
Equinix ‡	419	354,478
Host Hotels & Resorts ‡	405	6,488
Iron Mountain ‡	1,149	118,290
Lamar Advertising, Cl A ‡	54	6,404
Mid-America Apartment Communities ‡	45	5,770
Prologis ‡	5,318	659,911
Public Storage ‡	79	22,006
Rexford Industrial Realty ‡	961	39,708
SBA Communications, Cl A ‡	516	98,804
Simon Property Group ‡	142	24,958
STAG Industrial ‡	2,456	93,991
Weyerhaeuser ‡	307	7,061
		2,369,432
Utilities — 0.4%
Consolidated Edison	75	7,306
Constellation Energy	144	54,288
National Fuel Gas	89	7,023
NRG Energy	358	61,526
Oklo, Cl A *	853	113,253
Public Service Enterprise Group	533	42,938
Sempra	1,396	128,348
UGI	177	5,917
WEC Energy Group	213	23,799
		444,398
Total United States		63,234,595
TOTAL COMMON STOCK
(Cost $74,472,112)		103,497,294

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

EXCHANGE-TRADED FUNDS — 5.2%

	Shares	Value
United States — 5.2%
Commodity — 5.1%
Invesco DB Precious Metals Fund	71,290	$6,551,501
International Equity — 0.1%
iShares MSCI Saudi Arabia ETF	4,039	162,691
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,721,804)		6,714,192

CORPORATE OBLIGATIONS — 4.6%

	Face Amount(1)
Australia — 0.0%
Mineral Resources
9.250%, 10/01/2028	$65,000	68,153

China — 0.5%
Fortune Star BVI
8.500%, 05/19/2028	275,000	287,367
GLP China Holdings MTN
2.950%, 03/29/2026	200,000	197,238
Longfor Group Holdings
3.375%, 04/13/2027	200,000	186,827
		671,432
Hong Kong — 0.4%
Champion MTN
2.950%, 06/15/2030	200,000	172,636
Elect Global Investments
4.850%, (A)	200,000	149,955
NWD Finance BVI
5.250%, H15T5Y + 7.889%, (A)(C)	200,000	88,251
NWD MTN
4.125%, 07/18/2029	200,000	147,015
		557,857
India — 1.4%
Clean Renewable Power Mauritius
4.250%, 03/25/2027	154,000	150,245
Continuum Green Energy India
7.500%, 06/26/2033	192,900	203,257
Greenko Power II
4.300%, 12/13/2028	239,250	228,448
India Cleantech Energy
4.700%, 08/10/2026	189,750	187,859

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
India — continued
Magnum Holdings
5.375%, 10/31/2026	$200,000	$198,713
Muthoot Finance
6.375%, 03/02/2030(B)	200,000	203,212
ReNew Wind Energy AP2
4.500%, 07/14/2028	300,000	289,926
SAEL
7.800%, 07/31/2031(B)	188,480	190,824
Vedanta Resources Finance II
10.875%, 09/17/2029	200,000	209,335
		1,861,819
Indonesia — 0.5%
Bukit Makmur Mandiri Utama
7.750%, 02/10/2026	200,000	199,975
Indika Energy
8.750%, 05/07/2029	250,000	251,125
LLPL Capital Pte
6.875%, 02/04/2039	140,460	147,179
		598,279
Japan — 0.6%
Nomura Holdings
7.000%, H15T5Y + 3.084%, (A),(C)	200,000	207,077
Rakuten Group
5.125%, H15T5Y + 4.578%, (A),(C)	350,000	347,432
SoftBank Group
6.875%, USISOA05 + 4.854%, (A),(C)	200,000	200,250
		754,759
Macau — 0.3%
Studio City Finance
6.500%, 01/15/2028	230,000	230,000
Wynn Macau
6.750%, 02/15/2034	200,000	201,543
		431,543
Mongolia — 0.2%
Development Bank of Mongolia
8.500%, 07/03/2028	200,000	204,500

Nigeria — 0.1%
IHS Netherlands Holdco
8.000%, 09/18/2027	137,495	137,539

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value
Singapore — 0.3%
GLP Pte
9.750%, 05/20/2028		$200,000	$209,900
GLP Pte
4.600%, H15T5Y + 3.725%, (A),(C)		200,000	132,996
			342,896
Thailand — 0.3%
GC Treasury Center
7.125%, H15T5Y + 3.162%, (A),(B),(C)		350,000	362,063

TOTAL CORPORATE OBLIGATIONS
(Cost $5,929,217)			5,990,840

SOVEREIGN DEBT — 1.2%

Japan — 0.8%
Japan Government Thirty Year Bond
2.400%, 03/20/2055	JPY	177,550,000	1,001,025

Mongolia — 0.2%
City of Ulaanbaatar Mongolia
7.750%, 08/21/2027		$200,000	204,994

Sri Lanka — 0.1%
Sri Lanka Government International Bond
3.600%, 02/15/2038(B) (D)		200,000	184,499

Pakistan — 0.1%
Pakistan Government International Bond
6.000%, 04/08/2026		200,000	199,264

TOTAL SOVEREIGN DEBT
(Cost $1,691,020)			1,589,782

PREFERRED STOCK — 0.0%

	Shares
Germany — 0.0%
Jungheinrich **	414	14,796

TOTAL PREFERRED STOCK
(Cost $16,893)		14,796

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

U.S. TREASURY OBLIGATIONS — 3.0%

	Face Amount	Value
U.S. Treasury Bill
3.981%, 11/12/2025(E)	$3,853,000	$3,849,303

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,848,341)		3,849,303

TOTAL INVESTMENTS — 93.8%
(Cost $90,679,387)		$121,656,207

Percentages are based on Net Assets of $129,728,048.

*	Non-income producing security.

**	There is currently no rate available.

‡	Real Estate Investment Trust.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Perpetual security with no stated maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of October 31, 2025 was $940,598 and represents 0.73% of Net Assets.

(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on October 31, 2025. The coupon on a step bond changes on a specified date.

(E)	Interest rate represents the security’s effective yield at the time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

CHF — Swiss Franc

CNH — Chinese Yuan Offshore

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

H15T5Y — 5 Year US Treasury Yield Curve Constant Maturity Rate

HKD — Hong Kong Dollar

HUF — Hungarian Forint

INR — Indian Rupee

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

JPY — Japanese Yen

KRW — Korean Won

MTN — Medium Term Note

MXN — Mexican Peso

PLN — Polish Zloty

S&P — Standard & Poor's

TOPIX — Tokyo Price Index

USISOA05 — 5Y SOFR Swap Rate

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	12/17/25	CNH	7,868,000	USD	1,111,961	$3,779
Morgan Stanley	12/17/25	GBP	223,000	USD	297,216	4,247
Morgan Stanley	12/17/25	KRW	4,500,230,000	USD	3,143,605	(11,884)
Morgan Stanley	12/17/25	EUR	2,932,000	USD	3,452,702	63,884
Morgan Stanley	12/17/25	KRW	361,543,000	USD	253,877	368
Morgan Stanley	12/17/25	HUF	85,888,000	USD	252,239	(2,272)
Morgan Stanley	12/17/25	PLN	933,000	USD	253,039	511
Morgan Stanley	12/17/25	MXN	4,698,000	USD	253,051	1,449
Morgan Stanley	12/17/25	USD	6,234,797	JPY	907,095,000	(319,945)
Morgan Stanley	12/17/25	JPY	461,808,000	USD	3,153,319	142,029
Morgan Stanley	12/17/25	AUD	167,000	USD	109,728	403
Morgan Stanley	12/17/25	USD	3,535,903	KRW	4,861,773,000	(126,905)
Morgan Stanley	12/17/25	USD	366,864	MXN	6,796,000	(2,904)
Morgan Stanley	12/17/25	INR	214,978,000	USD	2,435,597	20,343
Morgan Stanley	12/17/25	USD	13,326,471	EUR	11,302,000	(263,569)
Morgan Stanley	12/17/25	USD	3,635,782	GBP	2,681,000	(113,579)
Morgan Stanley	12/17/25	USD	1,000,256	AUD	1,507,000	(13,720)
Morgan Stanley	12/17/25	USD	2,597,222	CAD	3,579,000	(39,037)
Morgan Stanley	12/17/25	USD	1,844,300	CHF	1,454,000	(27,226)
Morgan Stanley	12/17/25	USD	3,412,187	MXN	64,043,000	17,641
Morgan Stanley	12/17/25	USD	3,097,717	HUF	1,044,034,000	(3,947)
Morgan Stanley	12/17/25	USD	3,096,993	PLN	11,241,000	(54,480)
Morgan Stanley	12/17/25	HKD	29,646,000	USD	3,818,062	268
						$(724,546)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

The open futures contracts held by the Fund at October 31, 2025, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Bobl	33	12/8/25	$4,538,086	$4,498,288	$8,690
Euro-Bund 10-Year Bond	33	12/8/25	4,941,405	4,921,643	33,336
Euro-Buxl	7	12/8/25	925,027	936,916	22,047
Long Gilt 10-Year Bond	24	12/29/25	2,996,181	2,951,722	420
U.S. 5-Year Treasury Note	11	12/31/25	1,201,943	1,201,320	(623)
U.S. Ultra Long Treasury Bond	16	12/19/25	1,877,034	1,940,500	63,466
			$16,479,676	$16,450,389	$127,336
Short Contracts
Euro STOXX 50	(3)	12/19/25	$(192,496)	$(196,030)	$(7,402)
FTSE China A50	(78)	11/27/25	(1,219,450)	(1,189,578)	29,872
IFSC Nifty50 Index	(48)	11/25/25	(2,506,611)	(2,486,112)	20,499
MSCI EAFE Index	(14)	12/19/25	(1,956,209)	(1,964,970)	(8,761)
MSCI Emerging Markets	(71)	12/19/25	(4,826,920)	(4,996,980)	(170,060)
S&P 500 Index E-MINI	(18)	12/19/25	(5,981,191)	(6,186,600)	(205,409)
TOPIX Index	(30)	12/11/25	(6,362,964)	(6,490,169)	(364,289)
			$(23,045,841)	$(23,510,439)	$(705,550)
			$(6,566,165)	$(7,060,050)	$(578,214)

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

The following is a summary of the level inputs used as of October 31, 2025, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$104,634	$—	$104,634
Belgium	—	130,113	—	130,113
Brazil	312,482	—	—	312,482
Canada	563,163	—	—	563,163
China	34,476	2,694,761	—	2,729,237
Denmark	—	83,379	—	83,379
Finland	—	177,724	—	177,724
France	—	2,016,981	—	2,016,981
Germany	39,218	4,497,558	—	4,536,776
Greece	74,154	198,441	—	272,595
Hong Kong	—	5,547,686	—	5,547,686
Hungary	—	355,321	—	355,321
India	106,050	3,303,604	—	3,409,654
Indonesia	—	95,770	—	95,770
Ireland	—	203,152	—	203,152
Italy	—	560,678	—	560,678
Japan	—	8,890,127	—	8,890,127
Mexico	227,184	—	—	227,184
Netherlands	138,327	594,899	—	733,226
Norway	—	64,167	—	64,167
Portugal	—	128,482	—	128,482
South Africa	—	260,934	—	260,934
South Korea	—	1,629,093	—	1,629,093
Spain	—	579,605	—	579,605
Sweden	—	461,659	—	461,659
Switzerland	—	1,083,824	—	1,083,824
Taiwan	271,889	1,957,762	—	2,229,651
United Kingdom	151,266	2,724,136	—	2,875,402
United States	63,234,595	—	—	63,234,595

Total Common Stock	65,152,804	38,344,490	—	103,497,294
Exchange-Traded Funds	6,714,192	—	—	6,714,192
Corporate Obligations	—	5,990,840	—	5,990,840
Sovereign Debt	—	1,589,782	—	1,589,782
Preferred Stock	—	14,796	—	14,796
U.S. Treasury Obligation	—	3,849,303	—	3,849,303
Total Investments in Securities	$71,866,996	$49,789,211	$—	$121,656,207

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$178,330	$–	$–	$178,330
Unrealized Depreciation	(756,544)	–	–	(756,544)
Forward Foreign Currency Contracts*
Unrealized Appreciation	–	254,922	–	254,922
Unrealized Depreciation	–	(979,468)	–	(979,468)
Total Other Financial Instruments	$(578,214)	$(724,546)	$–	$(1,302,760)

*	Forward foreign currency contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $90,679,387)	$121,656,207
Foreign Currency, at Value (Cost $195,298)	198,751
Cash and Cash Equivalents	5,353,758
Cash Pledged as Collateral for Futures Contracts	2,847,785
Cash Pledged as Collateral for Forward Foreign Currency Contracts	610,000
Receivable for Investment Securities Sold	378,149
Unrealized Appreciation on Forward Foreign Currency Contracts	254,922
Dividend and Interest Receivable	184,624
Reclaim Receivable	98,864
Variation Margin Receivable	57,773
Other Prepaid Expenses	10,377
Total Assets	131,651,210
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Contracts	979,468
Payable for Investment Securities Purchased	588,505
Accrued Foreign Capital Gains Tax on Appreciated Securities	117,987
Variation Margin Payable	78,880
Payable due to Investment Adviser	16,727
Shareholder Servicing Fees Payable	14,588
Payable due to Administrator	13,039
Chief Compliance Officer Fees Payable	3,345
Payable due to Trustees	247
Payable for Capital Shares Redeemed	194
Other Accrued Expenses and Other Payables	110,182
Total Liabilities	1,923,162

Commitments and Contingencies †
Net Assets	$129,728,048
NET ASSETS CONSIST OF:
Paid-in Capital	$142,860,071
Total Accumulated Losses	(13,132,023)
Net Assets	$129,728,048
Institutional Shares:
Net Assets	$126,858,810
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	9,688,983
Net Asset Value, Offering and Redemption Price Per Share	$13.09
Investor Servicing Shares:
Net Assets	$2,869,238
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	219,366
Net Asset Value, Offering and Redemption Price Per Share	$13.08

†	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2025
Investment Income:
Dividends	$1,455,750
Interest	1,774,534
Less: Foreign Taxes Withheld	(44,670)
Total Investment Income	3,185,614
Expenses:
Investment Advisory Fees	908,889
Administration Fees	145,527
Trustees' Fees	17,475
Chief Compliance Officer Fees	10,206
Shareholder Servicing Fees, Investor Servicing Shares	4,772
Custodian Fees	99,716
Transfer Agent Fees	62,546
Legal Fees	54,348
Registration and Filing Fees	40,251
Audit Fees	29,736
Pricing Fees	28,665
Printing Fees	24,807
Other Expenses	74,782
Total Expenses	1,501,720
Less:
Waiver of Investment Advisory Fees	(588,059)
Net Expenses	913,661
Net Investment Income	2,271,953
Net Realized Gain (Loss) on:
Investments (net of Foreign Capital Gains Tax on Appreciated Securities of $(162,081))	11,164,166
Futures Contracts	(5,608,341)
Forward Foreign Currency Contracts	209,908
Foreign Currency Transactions	(21,095)
Net Realized Gain	5,744,638
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,366,612
Futures Contracts	532,251
Foreign Capital Gains Tax on Appreciated Securities	89,310
Forward Foreign Currency Contracts	240,883
Foreign Currency Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(2,732)
Net Change in Unrealized Appreciation (Depreciation)	10,226,324
Net Realized and Unrealized Gain	15,970,962
Net Increase in Net Assets Resulting from Operations	$18,242,915

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$2,271,953	$2,463,007
Net Realized Gain	5,744,638	8,896,406
Net Change in Unrealized Appreciation	10,226,324	10,255,690
Net Increase in Net Assets Resulting From Operations	18,242,915	21,615,103
Distributions:
Institutional Shares	(2,897,324)	(3,011,417)
Investor Servicing Shares	(71,744)	(104,226)
Total Distributions	(2,969,068)	(3,115,643)
Capital Share Transactions:(1)
Institutional Shares
Issued	886,782	85,316,512 *
Reinvestment of Distributions	2,897,324	2,886,577
Redeemed	(8,388,661)	(95,262,856)
Net Institutional Shares Transactions	(4,604,555)	(7,059,767)
Investor Servicing Shares
Issued	–	22,012
Reinvestment of Distributions	71,744	98,539
Redeemed	(690,459)	(984,798)
Net Investor Servicing Shares Transactions	(618,715)	(864,247)
Net Decrease in Net Assets From Capital Share Transactions	(5,223,270)	(7,924,014)
Total Increase in Net Assets	10,050,577	10,575,446
Net Assets:
Beginning of Year	119,677,471	109,102,025
End of Year	$129,728,048	$119,677,471

(1)	See Note 9 in the Notes to Financial Statements.

*	Includes issuances as a result of in-kind transactions. (see Note 13).

Amounts designated as “–” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Year

Institutional Shares

	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Year	$11.57	$10.36	$9.93	$13.56	$11.08

Income (Loss) from Investment
Operations:
Net Investment Income*	0.23	0.20	0.26	0.14	0.12
Net Realized and Unrealized Gain (Loss)	1.58	1.34	0.17	(3.07)	2.52

Total from Investment Operations	1.81	1.54	0.43	(2.93)	2.64

Dividends and Distributions:
Net Investment Income	(0.29)	(0.33)	(0.00)^	(0.04)	(0.16)
Net Realized Gains	–	–	–	(0.66)	–

Total Dividends and Distributions	(0.29)	(0.33)	0.00	(0.70)	(0.16)
Net Asset Value, End of Year	$13.09	$11.57	$10.36	$9.93	$13.56
Total Return†	15.99%	14.96%	4.34%	(22.75)%	23.94%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$126,859	$116,589	$105,556	$388,514	$225,285
Ratio of Expenses to Average Net Assets (1)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(1)	1.23%	1.14%	0.98%	0.99%	1.05%
Ratio of Net Investment Income to Average Net Assets (2)	1.88%	1.74%	2.45%	1.26%	0.95%
Portfolio Turnover Rate	133%	132%	105%	145%	130%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.

^	Value is less than $0.005 per share.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying fund in which the fund invest.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Year

Investor Servicing Shares

	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Year	$11.56	$10.34	$9.93	$13.55	$11.07

Income (Loss) from Investment Operations:
Net Investment Income*	0.21	0.18	0.25	0.12	0.12
Net Realized and Unrealized Gain (Loss)	1.58	1.34	0.16	(3.06)	2.51

Total from Investment Operations	1.79	1.52	0.41	(2.94)	2.63

Dividends and Distributions:
Net Investment Income	(0.27)	(0.30)	–	(0.02)	(0.15)
Net Realized Gains	–	–	–	(0.66)	–

Total Dividends and Distributions	(0.27)	(0.30)	–	(0.68)	(0.15)
Net Asset Value, End of Year	$13.08	$11.56	$10.34	$9.93	$13.55
Total Return†	15.81%	14.86%	4.13%	(22.83)%	23.85%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$2,869	$3,089	$3,546	$4,983	$6,742
Ratio of Expenses to Average Net Assets (1)	0.90%	0.90%	0.90%	0.90%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(1)	1.38%	1.31%	1.13%	1.14%	1.11%
Ratio of Net Investment Income to Average Net Assets (2)	1.73%	1.58%	2.30%	1.04%	0.94%
Portfolio Turnover Rate	133%	132%	105%	145%	130%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying fund in which the fund invest.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the PineBridge Dynamic Asset Allocation Fund (the “Fund”). The investment objective of the Fund is to seek total return. The Fund is classified as a diversified investment company. PineBridge Investments LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Servicing Shares. The Fund commenced operations on March 2, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2025, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During year ended October 31, 2025, the Fund did not incur any significant interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the year ended October 31, 2025, the Fund has accrued foreign tax in the amount of $117,987, presented on the Statement of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Forward Foreign Currency Contracts — The Fund enters into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward foreign currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year is presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of October 31, 2025.

For the year ended October 31, 2025, the average quarterly balances of forward foreign currency contracts were as follows:

Average Quarterly Notional Contracts Purchased	$33,080,716
Average Quarterly Notional Contracts Sold	$(9,272,070)

Futures Contracts — The Fund utilized futures contracts during the year ended October 31, 2025. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the Board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2025.

For the year ended October 31, 2025, the average quarterly notional amount of futures contracts held were as follows:

Average Quarterly Notional Balance Long	$21,611,785
Average Quarterly Notional Balance Short	$(23,836,775)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Segment Reporting — In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations..

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held as of year end and throughout the year.

The fair value of derivative instruments as of October 31, 2025, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Equity contracts	Unrealized appreciation on futures contracts	$50,371	*	Unrealized depreciation on futures contracts	$755,921	*
Interest rate contracts	Unrealized appreciation on futures contracts	127,959	*	Unrealized depreciation on futures contracts	623	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	254,922		Unrealized depreciation on forward foreign currency contracts	979,468
Total		$433,252			$1,736,012

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$209,908	$209,908
Equity contracts	(4,376,946)	—	(4,376,946)
Interest rate contracts	(1,231,395)	—	(1,231,395)
Total	$(5,608,341)	$209,908	$(5,398,433)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$240,883	$240,883
Equity contracts	(195,551)	—	(195,551)
Interest rate contracts	727,802	—	727,802
Total	$532,251	$240,883	$773,134

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

The following is a summary of derivatives subject to master netting agreements and the collateral (received)/pledged by counterparty in connection with the master netting agreements as of October 31, 2025:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Collateral Pledged or (Received) †	Net Amount ‡
	Forward Foreign Currency Contracts
Morgan Stanley	$254,922	$(979,468)	$(724,546)	$610,000	$(114,546)
Total	$254,922	$(979,468)	$(724,546)	$610,000	$(114,546)

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

‡	Represents receivable from/payable to counterparty in the event of default.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2025, the Fund paid $145,527 for these services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services. For the year ended October 31, 2025, the Investor Servicing Shares incurred $4,772 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the average daily net assets of the Fund’s Investor Servicing Shares and Institutional Shares until April 30, 2026 (the “Expense Limitation”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the year ended October 31, 2025. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2026. As of October 31, 2025, the fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future recapture, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser were $793,607, $553,744 and $588,059 expiring in 2026, 2027 and 2028, respectively. During the year ended October 31, 2025, the Fund did not recapture any previously waived fees and/or reimbursed expenses.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the year ended October 31, 2025, were as follows:

Purchases
U.S. Government	$808,502
Other	136,254,852
Sales
U.S. Government	$802,211
Other	143,181,928

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

9. Share Transactions:

Share Transactions were as follows:

	Year Ended October 31, 2025	Year Ended October 31, 2024
Institutional Shares
Issued	73,481	7,858,700 *
Reinvestment of Distributions	253,484	260,521
Redeemed	(715,355)	(8,232,083)
Total Institutional Shares Transactions	(388,390)	(112,862)
Investor Servicing Shares
Issued	–	2,016
Reinvestment of Distributions	6,277	8,893
Redeemed	(54,215)	(86,497)
Total Investor Servicing Shares Transactions	(47,938)	(75,588)
Net Decrease in Shares Outstanding From Share Transactions	(436,328)	(188,450)

*	Includes issuances as a result of in-kind transactions (see Note 13).

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to investments in foreign currency, paydown adjustments, REIT adjustments, passive foreign investment companies, perpetual bond adjustments, GAAP amortized adjustment and India capital gains adjustments.

There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2025.

The tax character of dividends or distributions declared during the years ended October 31:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2025	$2,969,068	$—	$—	$2,969,068
2024	3,115,643	—	—	3,115,643

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

As October 31, 2025 of the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$2,406,612
Capital Loss Carryforwards	(39,471,705)
Unrealized Appreciation	28,998,781
Other Temporary Differences	(5,065,711)
Total Accumulated Losses	$(13,132,023)

As of October 31, 2025, The Fund has short-term capital losses carried forward of $39,471,705. The Fund utilized $10,975,732 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to wash sale, mark-to-market on passive foreign investment companies, GAAP amortization adjustment and perpetual bonds, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2025, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation*
$92,229,524	$32,337,740	$(3,220,972)	$29,116,768

*	The difference in unrealized appreciation is attributable to foreign capital gains tax payable.

11. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Asset Allocation Risk – The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market Risk is described elsewhere in this section. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Small- and Mid-Capitalization Company Risk – Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

Bond Connect Investing Risk – Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit (“CMU”) maintained with a China-based custodian (either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”)). The Fund’s ownership interest in Bond Connect securities will not be reflected directly in book entry with CDCC or SCH and will instead only be reflected on the books of its Hong Kong sub-custodian. Therefore, the Fund’s ability to enforce rights as a bondholder may depend on CMU’s ability or willingness as record-holder of Bond Connect securities to enforce the Fund’s rights as a bondholder. Additionally, the omnibus manner in which the securities are held could expose the Fund to the risk of its Hong Kong sub-custodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

Risks of Investing in Other Investment Companies – To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Fixed Income Market Risk – The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Collateralized Debt Obligations Risk – The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Loan Obligation Risk. The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Collateralized Bond Obligation Risk. The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Foreign Sovereign Debt Securities Risk – The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Obligations Risk – The Fund’s investments in bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Active Trading Risk – The Fund may actively trade which may result in higher transaction costs to the Fund. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk – Due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in pooled investment vehicles sponsored or managed by the Adviser or its affiliates in lieu of investments directly in portfolio securities, or in lieu of investments in pooled investment vehicles sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in pooled investment vehicles sponsored or managed by the Adviser or its affiliates.

Unregistered Funds Risk – Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Repurchase Agreements Risk – Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

Reverse Repurchase Agreements Risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Securities Lending Risk – Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value (“NAV”) while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

12. Concentration of Shareholders:

At October 31, 2025, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the individual class shares outstanding, was as follows:

	No. of Shareholder	% Ownership
Institutional Shares	3	93%
Investor Servicing Shares	1	94%

13. In-Kind Transactions:

During the year ended October 31, 2024, the Institutional Class Shares issued shares of beneficial interest in exchange for cash, securities, and interest receivable. The securities were exchanged at their current fair value on the date of the transaction.

Transaction Date	Shares Issued	Securities at Value	Interest Receivable	Cash
04/30/2024	7,396,598	$51,740,816	$69,873	$28,442,400

14. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

15. Recent Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

16. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of PineBridge Dynamic Asset Allocation Fund and Board of Trustees of Advisors’ Inner Circle Fund III

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PineBridge Dynamic Asset Allocation Fund (the “Fund”), a series of Advisors’ Inner Circle Fund III as of October 31, 2025, the related statements of operations, and changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the years ended October 31, 2024, and prior, were audited by other auditors whose report dated December 23, 2024, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025

We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 23, 2025

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025 (Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Fund is designating the following items with regard to distributions paid during the year.

Return of Capital	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
0.00%	100.00%	0.00%	100.00%	36.34%	77.89%

U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Foreign Tax Credit(6)	Qualified Business Income(7)
8.04%	30.60%	0.00%	0.00%	1.84%

1.	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2.	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3.	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

5.	The percentage of this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

6.	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2025. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2025.

7.	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2025. Complete information will be computed and reported with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025 (Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Effective September 10, 2025, the Audit Committee of the Board of Trustees of The Advisors’ Inner Circle Fund III (the “Trust”) accepted the resignation by Ernst & Young LLP (“E&Y”) as the independent registered public accounting firm for the PineBridge Dynamic Asset Allocation Fund (the “Fund”) for the Fund’s fiscal-year-ended October 31, 2025.

E&Y’s reports on the financial statements of the Fund as of and for the fiscal-years-ended October 31, 2024, and 2023, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

During each of the Fund’s two fiscal-years-ended October 31, 2024 and 2023, and the subsequent interim period through September 10, 2025, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of E&Y, would have caused E&Y to make reference to the subject matter of the disagreement in connection with E&Y’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended, with respect to the Fund.

The Fund has provided E&Y with a copy of the foregoing disclosures and has requested that E&Y furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether E&Y agrees with the statements made by the Fund, set forth above, and, if not, stating the respects in which E&Y does not agree. A copy of the letter from E&Y to the SEC is filed as an exhibit to this Form N-CSR.

On September 10, 2025, the Audit Committee of the Trust’s Board of Trustees approved, and the Trust’s Board of Trustees, based upon the recommendation of the Audit Committee, approved, the appointment of Cohen & Company, Ltd. (“Cohen & Co”) as the Fund’s independent registered public accounting firm for the fiscal-year-ended October 31, 2025.

For the two fiscal-years-ended October 31, 2024 and 2023, and the subsequent interim period through September 10, 2025, neither the Fund, nor anyone on the Fund’s behalf, consulted with Cohen & Co on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, and no written report or oral advice was provided to the Fund that Cohen & Co concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing, or financial reporting issue; or (2) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025 (Unaudited)

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on June 11, 2025, shareholders of the Advisors’ Inner Circle III Trust elected Trustees.

All Nominees receiving a plurality of the votes cast at the Meeting with respect to a Trust will be elected as Trustees of the Trust, provided that thirty-three and one third percent (33 1/3%) of the shares of the Trust entitled to vote are present in person or by proxy at the Meeting. The election of Trustees for one Trust is not contingent on the election of Trustees for the other Trust. With a plurality vote, the Nominees who receive the highest number of votes will be elected, even if they receive votes from less than a majority of the votes cast. Because the Nominees are running unopposed, assuming a quorum is present, all Nominees are expected to be elected as Trustees, as all Nominees who receive a single vote in his other favor will be elected, while votes not cast or votes to withhold (or abstentions) will have no effect on the election outcome.

Director	Votes For	Votes Withheld	Proposal Passing
(a.) John G. Alshefski	1,662,873,478	5,330,326	Yes
(b.) Jon C. Hunt	1,574,558,027	93,645,777	Yes
(c.) Thomas P. Lemke	1,627,701,282	40,502,522	Yes
(d.) Nichelle Maynard-Elliott	1,642,537,284	25,666,520	Yes
(e.) Jay C. Nadel	1,647,431,408	20,772,396	Yes
(f.) Randall S. Yanker	1,627,734,666	40,469,138	Yes

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025 (Unaudited)

A Board meeting was held on September 10–11, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025 (Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark indices and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2025 (Unaudited)

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information..

PineBridge Investments

Park Avenue Tower

65 East 55th Street

New York, NY 10022

1-877-225-4164

Investment Adviser:

PineBridge Investments LLC

Park Avenue Tower

65 East 55th Street

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PBI-AR-001-1000

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Change in Registrant’s Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: May 22, 2026